Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets	Sep. 30, 2023
Buildings [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful life	10 years
Buildings [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful life	50 years
Machinery and equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful life	5 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful life	20 years
Transportation vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful life	3 years
Transportation vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful life	10 years
Office equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful life	3 years
Office equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful life	10 years
Land use rights [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Estimated useful life	50 years